Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 103.2%
Security	Shares	Value
Aerospace & Defense — 0.6%
Boeing Co. (The)(1)(2)	1,784	$ 341,636
Huntington Ingalls Industries, Inc.(2)	862	171,917
Textron, Inc.(2)	1,970	146,529
		$ 660,082
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(2)	711	$ 76,582
United Parcel Service, Inc., Class B(2)	1,266	271,506
		$ 348,088
Airlines — 0.4%
Alaska Air Group, Inc.(1)(2)	3,244	$ 188,185
United Airlines Holdings, Inc.(1)(2)	5,240	242,926
		$ 431,111
Auto Components — 0.1%
Aptiv PLC(1)(2)	900	$ 107,739
		$ 107,739
Automobiles — 3.8%
General Motors Co.(1)(2)	10,950	$ 478,953
Tesla, Inc.(1)(2)	3,380	3,642,288
		$ 4,121,241
Banks — 1.8%
Citizens Financial Group, Inc.(2)	2,920	$ 132,364
Comerica, Inc.(2)	1,757	158,885
JPMorgan Chase & Co.(2)	3,790	516,653
KeyCorp(2)	5,500	123,090
SVB Financial Group(1)(2)	1,473	824,070
Zions Bancorp N.A.(2)	3,012	197,467
		$ 1,952,529
Beverages — 2.1%
Coca-Cola Co. (The)(2)	2,104	$ 130,448
PepsiCo, Inc.(2)	13,207	2,210,588
		$ 2,341,036
Biotechnology — 2.2%
AbbVie, Inc.(2)	1,459	$ 236,519
Gilead Sciences, Inc.(2)	9,883	587,544
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(1)(2)	4,970	$ 394,717
Vertex Pharmaceuticals, Inc.(1)(2)	4,459	1,163,665
		$ 2,382,445
Building Products — 0.4%
Fortune Brands Home & Security, Inc.(2)	6,049	$ 449,320
		$ 449,320
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)(2)	3,437	$ 1,134,554
Moody's Corp.(2)	745	251,371
S&P Global, Inc.(2)	1,352	554,563
		$ 1,940,488
Chemicals — 0.8%
Ecolab, Inc.(2)	641	$ 113,175
Linde PLC(2)	717	229,032
Sherwin-Williams Co. (The)(2)	2,223	554,905
		$ 897,112
Commercial Services & Supplies — 0.6%
Waste Management, Inc.(2)	3,962	$ 627,977
		$ 627,977
Communications Equipment — 1.0%
Cisco Systems, Inc.(2)	16,308	$ 909,334
Motorola Solutions, Inc.(2)	706	170,993
		$ 1,080,327
Construction Materials — 0.3%
Martin Marietta Materials, Inc.(2)	824	$ 317,149
		$ 317,149
Consumer Finance — 0.4%
Synchrony Financial(2)	13,342	$ 464,435
		$ 464,435
Containers & Packaging — 0.8%
Avery Dennison Corp.(2)	902	$ 156,921
Ball Corp.(2)	2,698	242,820
Packaging Corp. of America(2)	2,800	437,108
		$ 836,849

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	1,605	$ 566,421
		$ 566,421
Diversified Telecommunication Services — 1.3%
AT&T, Inc.(2)	18,128	$ 428,364
Lumen Technologies, Inc.	5,822	65,614
Verizon Communications, Inc.(2)	17,285	880,498
		$ 1,374,476
Electric Utilities — 1.5%
Edison International(2)	7,144	$ 500,794
NextEra Energy, Inc.(2)	13,676	1,158,494
		$ 1,659,288
Electrical Equipment — 0.9%
Eaton Corp. PLC(2)	6,734	$ 1,021,952
		$ 1,021,952
Energy Equipment & Services — 0.9%
Halliburton Co.(2)	22,084	$ 836,321
Helmerich & Payne, Inc.(2)	4,130	176,681
		$ 1,013,002
Entertainment — 1.0%
Netflix, Inc.(1)(2)	3,000	$ 1,123,770
		$ 1,123,770
Equity Real Estate Investment Trusts (REITs) — 1.5%
Iron Mountain, Inc.(2)	10,624	$ 588,676
Mid-America Apartment Communities, Inc.(2)	4,302	901,054
Public Storage(2)	545	212,702
		$ 1,702,432
Food & Staples Retailing — 1.1%
Kroger Co. (The)(2)	2,562	$ 146,982
Sysco Corp.	1,500	122,475
Walmart, Inc.(2)	6,285	935,962
		$ 1,205,419
Food Products — 1.2%
Campbell Soup Co.(2)	1,585	$ 70,643
Conagra Brands, Inc.(2)	2,493	83,690
General Mills, Inc.(2)	7,733	523,679
Hershey Co. (The)(2)	863	186,952
JM Smucker Co. (The)(2)	1,072	145,160
Security	Shares	Value
Food Products (continued)
Kellogg Co.(2)	1,286	$ 82,934
McCormick & Co., Inc., Non Voting Shares(2)	1,814	181,037
Tyson Foods, Inc., Class A(2)	953	85,417
		$ 1,359,512
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories(2)	9,384	$ 1,110,690
Baxter International, Inc.(2)	3,147	244,018
Medtronic PLC(2)	8,169	906,351
ResMed, Inc.(2)	1,173	284,464
		$ 2,545,523
Health Care Providers & Services — 1.4%
Centene Corp.(1)(2)	3,582	$ 301,569
CVS Health Corp.(2)	906	91,696
Quest Diagnostics, Inc.(2)	1,243	170,117
UnitedHealth Group, Inc.(2)	1,922	980,162
		$ 1,543,544
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(1)(2)	1,230	$ 211,265
Hilton Worldwide Holdings, Inc.(1)	700	106,218
Las Vegas Sands Corp.(1)	2,418	93,988
McDonald's Corp.(2)	2,925	723,294
Royal Caribbean Cruises, Ltd.(1)(2)	2,040	170,911
		$ 1,305,676
Household Durables — 1.0%
D.R. Horton, Inc.(2)	7,521	$ 560,390
Garmin, Ltd.(2)	1,245	147,669
Newell Brands, Inc.(2)	16,334	349,711
		$ 1,057,770
Household Products — 1.3%
Procter & Gamble Co. (The)(2)	9,048	$ 1,382,534
		$ 1,382,534
Insurance — 2.2%
American International Group, Inc.(2)	4,746	$ 297,906
Lincoln National Corp.(2)	11,270	736,607
Marsh & McLennan Cos., Inc.(2)	2,761	470,530
Travelers Cos., Inc. (The)(2)	4,011	732,930
Unum Group(2)	5,352	168,642
		$ 2,406,615

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)(2)	1,262	$ 3,510,064
Alphabet, Inc., Class C(1)(2)	1,435	4,007,941
Match Group, Inc.(1)	1,332	144,842
Meta Platforms, Inc., Class A(1)(2)	10,843	2,411,049
Twitter, Inc.(1)	2,024	78,308
		$ 10,152,204
Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc.(1)(2)	2,073	$ 6,757,876
Pinduoduo, Inc. ADR(1)	2,849	114,274
		$ 6,872,150
IT Services — 2.7%
Accenture PLC, Class A(2)	1,265	$ 426,596
Broadridge Financial Solutions, Inc.(2)	506	78,789
Fidelity National Information Services, Inc.(2)	3,954	397,061
Global Payments, Inc.(2)	1,079	147,650
International Business Machines Corp.	709	92,184
Mastercard, Inc., Class A(2)	1,352	483,178
Okta, Inc.(1)	331	49,968
Visa, Inc., Class A(2)	5,567	1,234,594
		$ 2,910,020
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.(2)	6,652	$ 880,259
Danaher Corp.(2)	5,016	1,471,344
Thermo Fisher Scientific, Inc.	134	79,147
		$ 2,430,750
Machinery — 0.5%
Caterpillar, Inc.(2)	772	$ 172,017
Flowserve Corp.(2)	4,274	153,436
Parker-Hannifin Corp.(2)	680	192,957
		$ 518,410
Media — 1.6%
Comcast Corp., Class A(2)	34,097	$ 1,596,422
Interpublic Group of Cos., Inc. (The)(2)	4,476	158,674
		$ 1,755,096
Multiline Retail — 0.5%
Dollar General Corp.	648	$ 144,264
Dollar Tree, Inc.(1)	819	131,163
Target Corp.(2)	1,453	308,356
		$ 583,783
Security	Shares	Value
Multi-Utilities — 1.1%
CMS Energy Corp.(2)	9,671	$ 676,390
Sempra Energy(2)	3,081	517,977
		$ 1,194,367
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.(2)	3,612	$ 588,142
Marathon Oil Corp.(2)	28,995	728,064
Occidental Petroleum Corp.(2)	8,462	480,134
ONEOK, Inc.(2)	1,500	105,945
Williams Cos., Inc. (The)(2)	11,095	370,684
		$ 2,272,969
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.(2)	12,551	$ 916,599
Johnson & Johnson(2)	8,372	1,483,770
Merck & Co., Inc.(2)	6,240	511,992
Pfizer, Inc.	2,000	103,540
Zoetis, Inc.(2)	626	118,057
		$ 3,133,958
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	1,740	$ 159,245
		$ 159,245
Road & Rail — 1.5%
CSX Corp.(2)	36,052	$ 1,350,147
Norfolk Southern Corp.(2)	1,203	343,120
		$ 1,693,267
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.(1)(2)	7,011	$ 766,583
Analog Devices, Inc.(2)	5,679	938,057
Intel Corp.(2)	20,334	1,007,753
Lam Research Corp.(2)	2,448	1,316,069
Micron Technology, Inc.(2)	9,956	775,473
NVIDIA Corp.(2)	15,616	4,260,982
Qorvo, Inc.(1)(2)	382	47,406
QUALCOMM, Inc.(2)	10,708	1,636,397
SolarEdge Technologies, Inc.(1)	165	53,191
		$ 10,801,911
Software — 12.8%
Adobe, Inc.(1)(2)	4,229	$ 1,926,817
DocuSign, Inc.(1)(2)	3,538	378,990
Intuit, Inc.(2)	400	192,336
Microsoft Corp.(2)	31,842	9,817,207

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Oracle Corp.(2)	7,003	$ 579,358
salesforce.com, Inc.(2)	4,619	980,706
Zoom Video Communications, Inc., Class A(1)(2)	1,320	154,744
		$ 14,030,158
Specialty Retail — 1.7%
Best Buy Co., Inc.(2)	1,823	$ 165,711
Gap, Inc. (The)(2)	10,841	152,641
Home Depot, Inc. (The)(2)	2,991	895,296
TJX Cos., Inc. (The)(2)	5,474	331,615
Tractor Supply Co.(2)	1,174	273,976
		$ 1,819,239
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.(2)	66,523	$ 11,615,581
		$ 11,615,581
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(2)	3,892	$ 523,708
		$ 523,708
Tobacco — 0.2%
Altria Group, Inc.(2)	4,598	$ 240,246
		$ 240,246
Total Common Stocks (identified cost $57,323,408)		$112,932,924
Short-Term Investments — 0.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)	248,110	$ 248,085
Total Short-Term Investments (identified cost $248,048)		$ 248,085
Total Investments — 103.5% (identified cost $57,571,456)		$113,181,009
Total Written Call Options — (3.4)% (premiums received $1,823,371)		$ (3,685,055)
Other Assets, Less Liabilities — (0.1)%		$ (92,377)
Net Assets — 100.0%		$109,403,577
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Written Call Options (Exchange-Traded) — (3.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	2	$2,967,698	$14,250	4/1/22	$ (127,980)
NASDAQ 100 Index	2	2,967,698	14,100	4/4/22	(158,920)
NASDAQ 100 Index	3	4,451,547	13,900	4/6/22	(299,325)
NASDAQ 100 Index	2	2,967,698	14,100	4/8/22	(163,880)
NASDAQ 100 Index	3	4,451,547	13,650	4/11/22	(377,190)
NASDAQ 100 Index	3	4,451,547	14,050	4/13/22	(268,350)
NASDAQ 100 Index	3	4,451,547	14,500	4/14/22	(156,585)
NASDAQ 100 Index	3	4,451,547	14,600	4/18/22	(141,165)
NASDAQ 100 Index	2	2,967,698	14,750	4/20/22	(79,500)
NASDAQ 100 Index	2	2,967,698	15,000	4/22/22	(55,420)
NASDAQ 100 Index	2	2,967,698	15,150	4/25/22	(43,730)
NASDAQ 100 Index	2	2,967,698	15,400	4/27/22	(28,970)

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	12	$5,436,492	$4,400	4/1/22	$ (170,100)
S&P 500 Index	12	5,436,492	4,375	4/4/22	(201,240)
S&P 500 Index	12	5,436,492	4,325	4/6/22	(261,300)
S&P 500 Index	12	5,436,492	4,370	4/8/22	(212,940)
S&P 500 Index	12	5,436,492	4,300	4/11/22	(295,080)
S&P 500 Index	12	5,436,492	4,400	4/13/22	(191,460)
S&P 500 Index	12	5,436,492	4,475	4/14/22	(124,860)
S&P 500 Index	12	5,436,492	4,530	4/18/22	(86,160)
S&P 500 Index	12	5,436,492	4,535	4/20/22	(89,400)
S&P 500 Index	12	5,436,492	4,580	4/22/22	(65,580)
S&P 500 Index	12	5,436,492	4,600	4/25/22	(57,360)
S&P 500 Index	12	5,436,492	4,675	4/27/22	(28,560)
Total					$(3,685,055)
Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $248,085, which represents 0.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$166,597	$3,696,588	$(3,615,140)	$3	$37	$248,085	$123	248,110
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$112,932,924*	$ —	$ —	$112,932,924
Short-Term Investments	—	248,085	—	248,085
Total Investments	$ 112,932,924	$248,085	$ —	$113,181,009
Liability Description
Written Call Options	$ (3,685,055)	$ —	$ —	$ (3,685,055)
Total	$ (3,685,055)	$ —	$ —	$ (3,685,055)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.